Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Accrued payroll and welfare expenses	¥ 212,718,285	¥ 101,864,007
Income tax payable	179,224,777	138,131,812
Other tax payable	57,325,185	58,189,283
Dividend payable		10,160,503
Amounts due to related parties-current	27,294,813	6,118,678
Deferred revenue - current from related parties	171,546,620	121,644,250
Deferred revenues - current	17,921,745	36,432,195
Other current liabilities	31,941,785	10,397,008
Deferred revenue - non-current from related parties	62,917,485	75,413,617
Deferred revenue - non-current	6,611,915	5,677,905
Non-current uncertain tax position liabilities		5,938,816
Deferred tax liabilities- non-current	¥ 4,717,167	¥ 9,815,595
Shareholders' Equity:
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	198,143,739	193,720,706
Ordinary shares, shares outstanding | shares	198,143,739	193,720,706
Short-term investments
Investments, fair value	¥ 0	¥ 5,210,000
Consolidated VIEs and VIEs' subsidiaries
Accrued payroll and welfare expenses	17,211,922	13,202,322
Income tax payable	11,589,669	88,720,024
Other tax payable	13,137,192	30,650,996
Dividend payable	0	10,160,503
Amounts due to related parties-current	2,000,000	1,435,700
Deferred revenue - current from related parties	152,688,070	117,167,110
Deferred revenues - current	16,639,706	36,098,862
Other current liabilities	6,467,967	1,737,863
Deferred revenue - non-current from related parties	58,319,769	74,798,150
Deferred revenue - non-current	5,426,548	5,583,565
Non-current uncertain tax position liabilities	0	5,938,816
Deferred tax liabilities- non-current	¥ 0	¥ 0